Accrued and Other Short-term Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
ACCRUED AND OTHER SHORT-TERM LIABILITIES [Abstract]
Accrued advertising and promotion expenses		$ 65,039	$ 42,024
Contract deposits from customers		23,832	19,065
Accrued professional fees		22,529	14,095
Accrued bandwidth costs		10,644	10,499
Unpaid installment of donation to Tsinghua University		7,652	17,299
Payables to Web game developers		6,725	3,817
Guarantee liability	[1]	5,148	0
Early exercise of Sogou share options with trust arrangements		4,503	4,504
Contingent litigation liabilities		3,822	2,890
Accrued content and license fees		2,036	2,289
Accrual for fixed assets purchases		658	1,079
Payable to repurchase Pre-IPO Class A Ordinary Shares		0	7,200
Others		11,681	6,890
Total		$ 164,269	$ 131,651

[1]	The guarantee liability is in relation to a trial Internet finance program.